Restructuring Charges	12 Months Ended
Dec. 31, 2011
Restructuring Charges [Abstract]
Restructuring Charges
20.	Restructuring Charges

During 2011, the Company incurred $5.5 million of restructuring costs. The restructuring costs were primarily related to the sale of an FSO unit, the Karratha Spirit, and the termination of the time-charter for the Basker Spirit. The Company committed to plans for termination of the employment of certain seafarers of the two vessels. At December 31, 2011, no restructuring liability was recorded in accrued liabilities on the consolidated balance sheets.

During 2010, the Company incurred $16.4 million of restructuring costs. The restructuring costs were primarily related to the reflagging of certain vessels, crew changes, and global staffing changes. At December 31, 2010, $0.1 million of restructuring liability was recorded in accrued liabilities on the consolidated balance sheets.

During 2009, the Company incurred $14.4 million of restructuring costs. The restructuring costs were primarily comprised of the reflagging of certain vessels, transfer of certain ship management functions from the Company’s office in Spain to a subsidiary of Teekay, global staffing changes and closure of one of the Company’s three offices in Norway. At December 31, 2009, $2.0 million of restructuring liability was recorded in accrued liabilities on the consolidated balance sheets.